Finance income and costs	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Finance income and costs

9.    Finance income and costs

Recognized in the statement of profit or loss:

	31 December	31 December	31 December
	2022	2021	2020
Interest income	1,377,562	1,366,532	859,995
Currency protected time deposit	1,055,227	—	—
Cash flow hedges – reclassified to profit or loss	—	3,539,243	3,363,094
Net fair value gains on derivative financial instruments and interest	—	2,040,291	986,699
Other	56,124	74,463	56,270
Finance income	2,488,913	7,020,529	5,266,058

Net foreign exchange losses	(4,287,397)	(11,189,399)	(6,126,969)
Net interest expenses for financial assets and liabilities measured at amortized cost	(3,018,800)	(2,116,574)	(2,078,171)
Net fair value losses on derivative financial instruments and interest	(3,993,810)	—	—
Cash flow hedges - reclassified to profit or loss	3,795,332	—	—
Other	(126,207)	(63,547)	(69,834)
Finance costs	(7,630,882)	(13,369,520)	(8,274,974)
Monetary gain (loss)	4,713,822	2,915,848	(534,673)
Net finance costs	(428,147)	(3,433,143)	(3,543,589)

Net foreign exchange losses mainly include foreign exchange losses on borrowings, bonds issued and cash and cash equivalents.

Foreign exchange losses from BeST and lifecell exclude foreign exchange losses incurred in the foreign operations’ individual financial statements, which have been recognized directly in equity under foreign currency translation reserve in the consolidated financial statements in accordance with the accounting policy for net investment in foreign operations as disclosed in Note 2c.

Interest income and expense on financial assets measured at amortized cost are shown as netted of on consolidated statement of profit or loss. The Company has gross interest income and expense on financial assets at amortized cost amounting to TL 750,574, TL (3,769,374), TL 786,166, TL (2,902,741), and TL 675,150, TL (2,753,321) for the years ended 31 December 2022, 2021 and 2020, respectively.

Foreign exchange gains and losses are shown as netted of on consolidated statement of profit or loss. The company has gross foreign exchange gains and losses amounting to TL 9,651,689, TL (13,939,086), TL 17,135,545, TL (28,324,944) and TL 6,010,064, TL (12,137,033) for the years ended 31 December 2022, 2021 and 2020, respectively.